Retirement Benefit Plans - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of defined benefit plans [line items]
Percentage of monthly pension contributions	6.00%	6.00%
Pension costs	$ 204,554	$ 6,521	$ 213,990	$ 209,978
Expected contribution to defined benefit plans			414,648
Expected contribution to defined benefit plans in 2025	640,728	20,425
Pension plans for executive managers [member]
Disclosure of defined benefit plans [line items]
Pension costs	7,659	244	10,434	11,898
Accrued pension liabilities	389,792		381,020		$ 12,425
Gains (losses) on remeasurements of defined benefit plans	$ 1,113	$ 35	$ 12,035	$ 954
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation	5 years	5 years	6 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation	12 years	12 years	12 years